RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due from related parties	$ 619,432	$ 4,506,670
Amounts due to related parties	19,323,337	10,466,061
Receipt of CRO and CMO services
Related Party Transaction [Line Items]
Related party transactions	35,127,463	13,079,018	$ 9,892,295
WuXi AppTec Group
Related Party Transaction [Line Items]
Amounts due from related parties	503,941	3,080,116
Amounts due to related parties	1,482,461	173,793
WuXi AppTec Group | Receipt of CRO and CMO services
Related Party Transaction [Line Items]
Related party transactions	7,362,713	517,742	2,674,586
WuXi Biologics (Cayman) Inc.
Related Party Transaction [Line Items]
Amounts due from related parties	115,491	1,426,554
Amounts due to related parties	17,840,876	10,292,268
WuXi Biologics (Cayman) Inc. | Receipt of CRO and CMO services
Related Party Transaction [Line Items]
Related party transactions	$ 27,764,750	$ 12,561,276	$ 7,217,709